PROGRAMMING AND OTHER INVENTORY	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
PROGRAMMING AND OTHER INVENTORY	PROGRAMMING AND OTHER INVENTORY
The following table presents our programming and other inventory at December 31, 2025 and 2024, grouped by type and predominant monetization strategy.

	Successor	Predecessor
At December 31,	2025	2024
Film Group Monetization:
Licensed program rights, including prepaid sports rights	$2,877	$3,168
Produced television and film programming:
Released	9,107	6,847
In process and other	1,935	2,292

Individual Monetization:
Produced television and film programming:
Released	1,005	1,823
Completed, not yet released	27	42
In process and other	1,526	1,155
Home entertainment	5	26
Game development	7	—
Total programming and other inventory	16,489	15,353
Less current portion	1,461	1,429
Total noncurrent programming and other inventory	$15,028	$13,924
The following table presents amortization of our television and film programming and production costs, which is included within “Operating expenses” on the Consolidated Statements of Operations.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Licensed program rights	$2,242	$2,961	$5,482	$5,331

Produced television and film programming, and acquired libraries:
Individual monetization	$1,100	$810	$1,608	$2,065
Film group monetization	$1,927	$3,193	$4,898	$5,097
The following table presents the estimated expected amortization over each of the next three years of released programming inventory on the Consolidated Balance Sheet at December 31, 2025.

	2026	2027	2028
Licensed program rights	$2,213	$396	$156

Produced television and film programming, and acquired libraries:
Individual monetization	$348	$183	$126
Film group monetization	$2,803	$1,536	$1,068
During the year ending December 31, 2026, we expect to amortize approximately $15 million of our completed, not yet released film inventory, which is monetized on an individual basis.
At December 31, 2025, acquired film and television libraries are being amortized using accelerated amortization methods that are most reflective of the earnings process from such libraries through 2045.
Programming Charges
During the fourth quarter of 2025, in connection with a review of our content portfolio following the closing of the Transactions, we decided to abandon certain Skydance content, principally development projects. As a result, we recorded programming charges totaling $41 million associated with this abandonment.
Programming charges in the Predecessor periods totaling $1.12 billion in 2024 and $2.37 billion in 2023 were the result of major changes in content strategy associated with the integration of certain product offerings and a shift to a global programming strategy. These changes resulted in the removal of significant levels of content from our platforms, abandonment of development projects, and termination of programming agreements, particularly internationally, including locally-produced content and domestic titles that no longer aligned with a shift to a global programming strategy. The removal of this content from our platforms was a triggering event that required an assessment of whether the affected programming assets were impaired. This impairment review compared the current carrying value of each title with its fair value, which considered (1) that the titles were no longer being utilized on our platforms and there was no intention to use the titles on our platforms in the future and (2) the estimated future cash flows associated with any anticipated licensing of the titles to third parties, which was minimal. The 2024 programming charges were comprised of $909 million for the impairment of content to its estimated fair value, as well as $209 million for development cost write-offs and contract termination costs. The 2023 programming charges were comprised of $1.97 billion for the impairment of content to its estimated fair value and $402 million for development cost write-offs and contract termination costs.